Related Party Transactions (Details Narrative)	1 Months Ended	12 Months Ended
	Apr. 30, 2019 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Professional fees		$ 2,112,047		$ 809,974
Personnel costs		143,073		85,717
Management Consultancy Agreements [Member] | Justin Floyd [Member]
Related Party Transaction [Line Items]
Professional fees	$ 25,000
Annual expense		300,000		300,000
Management Consultancy Agreements [Member] | Justin Floyd [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Personnel costs		0		0
Management Consultancy Agreements [Member] | Soumaya Hamzaoui [Member]
Related Party Transaction [Line Items]
Professional fees		22,000	€ 19,883	21,000
Annual expense		$ 263,000	€ 238,596	$ 255,000